Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Compensation Plans and Policies
Omnibus Plan and Equity Award Grant Policy
Our Compensation Committee administers our Omnibus Plan, which we adopted and obtained shareholder approval for in connection with our initial public offering (“IPO”) in 2018, pursuant to our Equity Award Grant Policy. Our Equity Award Grant Policy authorizes the Compensation Committee to approve on-cycle grants of stock-based awards to directors, NEOs, and other officers of the Company for purposes of Section 16 of the Exchange Act. The Compensation Committee may delegate authority to our Executive Chairman and/or CEO to grant stock-based awards to non-NEOs, off-cycle awards, and awards to newly hired or promoted employees under the policy.

As an important measure to ensure the integrity of the award granting process, the Equity Award Grant Policy further provides that the Compensation Committee determine fixed grant dates in advance, such that all terms and conditions of each stock-based award shall be approved on or prior to the grant date. If special circumstances warrant, and subject to black-out periods and other trading restrictions, the Compensation Committee may also grant off-cycle awards outside of this schedule to select individuals.
Equity awards are discretionary and are generally granted to our NEOs and other eligible employees on the first trading day of the applicable fiscal year. In certain circumstances, including the hiring or promotion of an officer or employee, the Compensation Committee may approve grants to be effective at other times. The Compensation Committee, Executive Chairman, and CEO did not take material nonpublic information ("MNPI") into account when determining the timing and terms of equity awards in 2025 and followed its general practice, and Goosehead does not time the disclosure of MNPI for the purpose of affecting the value of executive compensation.
Award Timing Method
As an important measure to ensure the integrity of the award granting process, the Equity Award Grant Policy further provides that the Compensation Committee determine fixed grant dates in advance, such that all terms and conditions of each stock-based award shall be approved on or prior to the grant date. If special circumstances warrant, and subject to black-out periods and other trading restrictions, the Compensation Committee may also grant off-cycle awards outside of this schedule to select individuals.
Equity awards are discretionary and are generally granted to our NEOs and other eligible employees on the first trading day of the applicable fiscal year. In certain circumstances, including the hiring or promotion of an officer or employee, the Compensation Committee may approve grants to be effective at other times. The Compensation Committee, Executive Chairman, and CEO did not take material nonpublic information ("MNPI") into account when determining the timing and terms of equity awards in 2025 and followed its general practice, and Goosehead does not time the disclosure of MNPI for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
Equity awards are discretionary and are generally granted to our NEOs and other eligible employees on the first trading day of the applicable fiscal year. In certain circumstances, including the hiring or promotion of an officer or employee, the Compensation Committee may approve grants to be effective at other times. The Compensation Committee, Executive Chairman, and CEO did not take material nonpublic information ("MNPI") into account when determining the timing and terms of equity awards in 2025 and followed its general practice, and Goosehead does not time the disclosure of MNPI for the purpose of affecting the value of executive compensation.
The following table presents information regarding stock options issued to Mr. Jones, Jr. in fiscal year 2025 in connection with his promotion to COO. The stock options were granted on the same date the Company filed a Current Report on Form 8-K announcing his promotion. No other stock option awards were granted to any other NEO during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing MNPI and ending one business day after the filing or furnishing of such report with the SEC.

NEO	Grant Date	Number of Securities Underlying Award	Per-Share Exercise Price ($)(1)	Grant Date Fair Value ($)(2)	% Change in Market Price Pre- versus Post- Form 8-K Disclosure
Mark E. Jones, Jr.	8/26/2025	20,000	95.27	745,600	(2.04)%

MNPI Disclosure Timed for Compensation Value	false